Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Parenthetical) (Detail) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	May 02, 2013	Dec. 31, 2013
Itajai FPSO Joint Venture [Member]
Business Acquisition [Line Items]
Cash acquired, amount	$ 1,300,000
Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Cash acquired, amount	900,000
Cash portion of original purchase price		270,000,000
Proceeds from issuance of common units		44,300,000
Carrying value in excess of fair value	4,300,000	4,300,000
Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Business Acquisition [Line Items]
Indemnification amount	$ 41,100,000		$ 41,100,000